Inventories (Details) - Schedule of current inventory and non-current inventory - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Current Inventory and Non-Current Inventory [Abstract]
Finished goods	$ 3,656,990	$ 2,772,167
Work-in-process	125,259	355,830
Billets	2,282,093	2,255,933
Raw materials and supplies	5,446,489	5,092,292
Materials, spare parts and rollers	1,264,727	1,271,891
Materials in-transit	15,753
Current Inventories, net	12,791,311	11,748,113
Coke	1,237,188	1,303,975
Spare parts	74,361	62,092
Rollers	177,270	162,263
Finished goods	353,095	353,095
Long-term inventories, gross	1,841,914	1,881,425
Less, valuation allowance at the lower of cost or net realizable value.	(353,095)	(353,095)
Non-current inventories, net	$ 1,488,819	$ 1,528,330